Income Taxes - Schedule of Reconciliation of Effective Income Tax Rates (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
(Loss) income before tax	$ (423,287)	$ 83,868	$ 539,208	$ (323,211)	$ (32,829)
Tax (credit) expense calculated at statutory tax rate	(105,822)	20,967	134,802	(80,803)	(8,207)
Valuation allowance	95,956	26,899		36,873	8,207
Total income taxes	$ (9,866)	$ 47,866	$ 165,268	$ (43,930)